Other Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2011 Navios Partners	Dec. 31, 2013 KLC shares early repayment	Nov. 15, 2011 Insurance restructuring
Schedule Of Equity Method Investments [Line Items]
One-time upfront cash payment from insurance restructuring						$ 175,433
Maximum Payout Under Navios Partners Guarantee				20,000
Other Income	17,031	189,239	1,660	168,013	14,995
Revenue	512,279	616,494	689,355	7,420
Cash received in advance	$ 25,221	$ 29,643				$ 21,592